11. SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
SEGMENT INFORMATION

	June 30, 2015	December 31, 2014

Identifiable assets
USA	$42,221,447	$46,949,474
Canada	27,104,808	31,274,058
Mongolia	262,988	533,386
Australia	281,496	897,181
Other	25,440	36,399
	$69,896,179	$79,690,498